Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	24 Months Ended	37 Months Ended	39 Months Ended	60 Months Ended		65 Months Ended	66 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000258541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Small Cap Value Fund - Class I
C000258542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Small Cap Value Fund - Investor Class
C000222264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Altrinsic International Equity Fund - Class I
C000224843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Core Plus Bond Fund - Class I
C000205678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Dynamic Small Cap Fund - Class A
Average Annual Return, Percent	32.02%			19.27%
C000205677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Dynamic Small Cap Fund - Class I
C000250358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Kennedy MicroCap Fund - Class I
C000222265
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square McKee Bond Fund - Class I
C000222266
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square McKee Bond Fund - Class R6
C000205681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Multi Strategy Fund - Class A
Average Annual Return, Percent	12.40%						6.67%			10.27%
C000205683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Multi Strategy Fund - Class I
C000205685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Preferred and Income Securities Fund - Class I
C000255877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
C000217840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Select Small Cap Fund - Class I
C000205671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Spectrum Alpha Fund - Class A
Average Annual Return, Percent	28.09%						5.78%			9.57%
C000205673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Spectrum Alpha Fund - Class I
C000217841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Strategic Income Fund - Class A
C000217842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Strategic Income Fund - Class I
C000224841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class A
Average Annual Return, Percent	13.18%						4.13%			6.14%
C000224840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class C
Average Annual Return, Percent	18.25%						4.57%			5.97%
C000224839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class I
C000224838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class A
Average Annual Return, Percent	15.27%						7.04%			8.86%
C000224836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class C
Average Annual Return, Percent	20.44%						7.51%			8.69%
C000224837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class I
Without Sales Load [Member] | C000258541
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%						8.54%			9.82%
Without Sales Load [Member] | C000258542
Average Annual Return [Line Items]
Average Annual Return, Percent	34.83%						8.27%			9.54%
Without Sales Load [Member] | C000222264
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%						6.79%		8.28%
Without Sales Load [Member] | C000224843
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%						0.16%			1.83%
Without Sales Load [Member] | C000205678
Average Annual Return [Line Items]
Average Annual Return, Percent	40.08%			21.59%
Without Sales Load [Member] | C000205677
Average Annual Return [Line Items]
Average Annual Return, Percent	40.40%						10.90%			14.25%
Without Sales Load [Member] | C000250358
Average Annual Return [Line Items]
Average Annual Return, Percent	41.74%		31.40%
Without Sales Load [Member] | C000222265
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%					0.56%	0.73%
Without Sales Load [Member] | C000222266
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%						0.96%	0.77%
Without Sales Load [Member] | C000205681
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%						7.95%			10.93%
Without Sales Load [Member] | C000205683
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%						8.21%			11.28%
Without Sales Load [Member] | C000205685
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%						7.06%			11.75%
Without Sales Load [Member] | C000255877
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	6.12%
Without Sales Load [Member] | C000217840
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%						9.82%			11.85%
Without Sales Load [Member] | C000205671
Average Annual Return [Line Items]
Average Annual Return, Percent	35.93%						7.04%			10.22%
Without Sales Load [Member] | C000205673
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%						7.31%			10.52%
Without Sales Load [Member] | C000217841
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%				7.87%
Without Sales Load [Member] | C000217842
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%						4.10%			4.93%
Without Sales Load [Member] | C000224841
Average Annual Return [Line Items]
Average Annual Return, Percent	20.11%						5.38%			6.77%
Without Sales Load [Member] | C000224840
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%						4.57%			5.97%
Without Sales Load [Member] | C000224839
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%						5.62%			7.01%
Without Sales Load [Member] | C000224838
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%						8.31%			9.50%
Without Sales Load [Member] | C000224836
Average Annual Return [Line Items]
Average Annual Return, Percent	21.44%						7.51%			8.69%
Without Sales Load [Member] | C000224837
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%						8.59%			9.78%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.80%						8.79%		10.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%						0.17%			1.70%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%			22.64%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%		20.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%					0.30%	0.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%						0.17%	(0.23%)
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%						0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	5.16%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%				4.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%						0.17%			1.70%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.45%						12.92%			15.12%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	44.36%						7.27%			10.50%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	44.36%						7.27%			10.50%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	43.08%			19.30%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	43.08%						6.61%			11.21%
Russell Microcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	62.51%		31.47%
ICE BofA Fixed Rate Preferred Securities Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Fixed Rate Preferred Securities Index
Average Annual Return, Percent	6.19%						1.55%			3.61%
ICE BofA Core Plus Fixed Rate Preferred Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent	6.48%	2.37%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	43.08%						6.61%			11.21%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	44.36%						7.27%			10.50%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	43.08%						6.61%			11.21%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	43.08%						6.61%			11.21%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.13%				4.74%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.13%						1.22%			2.06%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	18.36%						6.16%			8.23%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	18.36%						6.16%			8.23%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	18.36%						6.16%			8.23%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	22.67%						8.02%			10.23%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	22.67%						8.02%			10.23%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	22.67%						8.02%			10.23%